Loans and debentures (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Loans and Debentures

	December 31
	2018	2017
Loans	2,975,503	3,287,427
Debentures	730,519	202,460

	3,706,022	3,489,887
Non-current	3,370,971	2,921,653

Current	335,051	568,234

Schedule of Loans

				Consolidated		Fair value of designated derivatives (*)
	Guarantees	Interest	Final maturity	December 31, 2018	December 31, 2017	December 31, 2018
Denominated in foreign currency—US$
Purchase of aircraft	Chattel mortgage	LIBOR plus “spread” between 2.55% and 4.00% p.a.	05/2023	100,042	124,361	—

Finance lease (*)	Chattel mortgage	LIBOR plus spread between 2.05% and 5.96% p.a.and fixed of 5.0% p.a	06/2028	949,891	1,108,265	9,422

Senior Notes (*) (a)	Receivables of Azul and cash collateral	LIBOR plus fixed interest of 0.88% p.a. and fixed of 5.90% p.a	10/2024	1,656,947	1,377,078	(266,404)

Denominated in local currency—R$
Purchase of aircraft (FINAME) (**)	Investments and chattel mortgage of aircraft	Fixed between 6.00% to 6.50% p.a. and SELIC plus 5.46% p.a.	05/2025	192,861	258,432	—

Working capital	Receivables of Azul	5.0% fixed p.a and 125% to 126% of CDI	07/2021	73,376	412,056	—

Finance lease	Chattel mortgage	CDI plus fixed spread between 3.97% p.a. and 4.91% p.a.	04/2019	2,386	7,235	—

Total in R$				2,975,503	3,287,427	(256,982)

Current position				295,914	405,643	—

Non-current position				2,679,589	2,881,784	(256,982)

(*)	Ilustrates the effect of hedges designated for hedge accounting, which are detailed in Note 21. The debt position considering the effects of the hedge can be seen on Note 5.
(**)	FINAME are a special credit line from BNDES (the Brazilian development bank).

Schedule of Senior Notes Swaps

The details of this transaction is following:

Options Structure	Coupon Payments		Principal Payment
Period	Apr/2018 to Apr/2019	Oct/2019 to Oct/2024	Oct/2024
Notional	US$12 million	US$12 million	US$400 million
Put option bought	—	3.2865	N/A
Call option bought	N/A	N/A	3.2865
Call option sold	—	4.7500	4.7500

Schedule of Derivative Transactions with Banks Counterparties to Swap the Senior Notes

	Senior notes	Swap
Currency	US$	R$
Amount	US$400 million	R$1,314,600
Interest	Fixed	Floating
Interest rate	5.875%	99.3% of CDI

Schedule of Long Term Loans Maturity
b)	Long term loans mature as follows:

	December 31,
	2018	2017
2019	—	292,683
2020	362,318	434,707
2021	233,518	367,149
2022	215,098	195,236
2023	146,557	127,788
After 2023	1,722,098	1,464,221

	2,679,589	2,881,784

Schedule of Assets Serve as Guarantees to Secure the Loans
c)	The following assets serve as guarantees to secure the loans:

	December 31,
	2018	2017
Property and equipment (carrying value) used as collateral (Note 16)	1,906,036	2,356,880

Schedule of Debentures

	Guarantees	Interest	Final maturity	December 31,
				2018	2017
Eight issue	Credit cards receivable	CDI + 1.50% p.a.	01/2019	40,758	202,460
Nine issue	Credit cards receivable	122% of CDI	12/2021	493,990	—
Tenth issue	Credit cards receivable	117% of CDI	12/2023	195,771

Total				730,519	202,460

Current position				39,137	162,591

Non-current position				691,382	39,869

Schedule of Long Term Debentures Maturity	Long term debentures mature as follows:

	December 31,
	2018	2017
2019	—	39,869
2020	296,338	—
2021	296,777	—
2022	49,131	—
2023	49,136	—

	691,382	39,869

Schedule of Finance Leases

Future minimum lease payments under finance leases together (included in loans) with the present value of minimum lease payments are as follows:

	December 31,
	2018	2017
2018	—	219,920
2019	185,381	206,091
2020	177,397	212,614
2021	180,204	159,015
2022	171,756	151,144
2023	113,673	92,289
After 2023	159,854	116,749

Total minimum lease payments	988,265	1,157,822
Less finance charges	(35,988)	(42,322)

Present value of minimum lease payments	952,277	1,115,500
Less short-term portion	178,583	211,852

Long-term portion	773,694	903,648

Schedule of Covenants Related to Leverage and Debt Coverage Ratios

Covenants relate to	Ratios measured
8th issuance of debentures	(i) adjusted debt coverage ratio (ICSD) equal or higher to 1.2; and (ii) leverage ratio equal or lower than 5.5.
9th issuance of debentures
10th issuance of debentures
Aircraft financing